Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Details on Loans of Company
The classification of loans at December 31, 2017 and 2016 is as follows:

	In Thousands
	2017	2016
Mortgage loans on real estate:
Residential 1-4 family	$406,667	393,268
Multifamily	91,992	109,410
Commercial	661,223	689,695
Construction	392,039	297,315
Farmland	34,212	46,314
Second mortgages	8,952	9,193
Equity lines of credit	60,650	56,038
Total mortgage loans on real estate	1,655,735	1,601,233
Commercial loans	47,939	40,301
Agriculture loans	1,665	1,562
Consumer installment loans:
Personal	39,624	41,117
Credit cards	3,385	3,157
Total consumer installment loans	43,009	44,274
Other loans	10,193	9,055
	1,758,541	1,696,425
Net deferred loan fees	(7,379)	(6,606)
Total loans	1,751,162	1,689,819
Less: Allowance for loan losses	(23,909)	(22,731)
Loans, net	$1,727,253	1,667,088

Schedule of Loans and Leases Receivable Related Parties
An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2017	2016
Balance, January 1	$9,692	6,576
New loans and renewals during the year	15,299	16,295
Repayments (including loans paid by renewal) during the year	(17,232)	(13,179)
Balance, December 31	$7,759	9,692

Company's Impaired Loans
The following tables, present the Company’s impaired loans at December 31, 2017 and 2016:

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
With no related allowance recorded:
Residential 1-4 family	$2,314	2,322	—	742	103
Multifamily	—	—	—	—	—
Commercial real estate	893	889	—	902	39
Construction	1,185	1,182	—	1,354	64
Farmland	—	—	—	26	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$4,392	4,393	—	3,024	206

In Thousands
	Record Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
With allowance recorded:
Residential 1-4 family	$409	581	136	461	29
Multifamily	—	—	—	—	—
Commercial real estate	2,157	2,157	291	2,894	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,566	2,738	427	3,355	46

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
Total:
Residential 1-4 family	$2,723	2,903	136	1,203	132
Multifamily	—	—	—	—	—
Commercial real estate	3,050	3,046	291	3,796	56
Construction	1,185	1,182	—	1,354	64
Farmland	—	—	—	26	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$6,958	7,131	427	6,379	252

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
With no related allowance recorded:
Residential 1-4 family	$150	148	—	150	7
Multifamily	—	—	—	—	—
Commercial real estate	4,248	4,246	—	4,352	38
Construction	1,623	1,618	—	1,778	82
Farmland	104	103	—	79	5
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$6,125	6,115	—	6,359	132

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
With allowance recorded:
Residential 1-4 family	$540	531	196	540	32
Multifamily	—	—	—	—	—
Commercial real estate	443	443	120	111	5
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$983	974	316	651	37
December 31, 2016
Total:
Residential 1-4 family	$690	679	196	690	39
Multifamily	—	—	—	—	—
Commercial real estate	4,691	4,689	120	4,463	43
Construction	1,623	1,618	—	1,778	82
Farmland	104	103	—	79	5
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$7,108	7,089	316	7,010	169

Loans on Nonaccrual Status
The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2017 and 2016.
Loans on Nonaccrual Status

	In Thousands
	2017	2016
Residential 1-4 family	$—	—
Multifamily	—	—
Commercial real estate	1,729	3,255
Construction	—	—
Farmland	310	310
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	1	—
Total	$2,040	3,565

Credit Quality Indicators
The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•
Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•
Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•
Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2017
Pass	$395,664	91,992	657,456	391,778	33,500	8,765	60,553	47,937	54,697	1,742,342
Special mention	5,677	—	646	84	125	43	41	2	77	6,695
Substandard	5,326	—	3,121	177	587	144	56	—	93	9,504
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$406,667	91,992	661,223	392,039	34,212	8,952	60,650	47,939	54,867	1,758,541
December 31, 2016
Pass	$384,383	109,410	684,202	297,089	45,470	8,775	55,883	40,301	54,754	1,680,267
Special mention	5,616	—	668	121	147	303	—	—	26	6,881
Substandard	3,269	—	4,825	105	697	115	155	—	111	9,277
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$393,268	109,410	689,695	297,315	46,314	9,193	56,038	40,301	54,891	1,696,425

Age Analysis of Past Due Loans
Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2017
Residential 1-4 family	$3,631	524	673	4,828	401,839	406,667	673
Multifamily	—	—	—	—	91,992	91,992	—
Commercial real estate	—	83	1,729	1,812	659,411	661,223	—
Construction	433	—	113	546	391,493	392,039	113
Farmland	112	—	310	422	33,790	34,212	—
Second mortgages	—	—	2	2	8,950	8,952	2
Equity lines of credit	—	—	41	41	60,609	60,650	41
Commercial	2	137	—	139	47,800	47,939	—
Agricultural, installment and other	432	57	149	638	54,229	54,867	148
Total	$4,610	801	3,017	8,428	1,750,113	1,758,541	977
December 31, 2016
Residential 1-4 family	$3,311	1,307	1,434	6,052	387,216	393,268	1,434
Multifamily	—	—	—	—	109,410	109,410	—
Commercial real estate	41	175	3,335	3,551	686,144	689,695	80
Construction	1,872	53	22	1,947	295,368	297,315	22
Farmland	56	1,163	410	1,629	44,685	46,314	100
Second mortgages	177	—	11	188	9,005	9,193	11
Equity lines of credit	40	148	17	205	55,833	56,038	17
Commercial	37	4	—	41	40,260	40,301	—
Agricultural, installment and other	385	85	143	613	54,278	54,891	143
Total	$5,919	2,935	5,372	14,226	1,682,199	1,696,425	1,807

Transactions in Allowance for Loan Losses
Transactions in the allowance for loan losses for the years ended December 31, 2017 and 2016 are summarized as follows:

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2017
Allowance for loan losses:
Beginning balance	$4,571	839	9,541	5,387	658	112	675	386	562	22,731
Provision	675	172	(414)	586	(168)	(10)	45	9	786	1,681
Charge-offs	(118)	—	—	—	(3)	(11)	—	—	(1,090)	(1,222)
Recoveries	28	—	140	121	—	3	3	6	418	719
Ending balance	$5,156	1,011	9,267	6,094	487	94	723	401	676	23,909
Ending balance individually evaluated for impairment	$136	—	291	—	—	—	—	—	—	427
Ending balance collectively evaluated for impairment	$5,020	1,011	8,976	6,094	487	94	723	401	676	23,482
Loans:
Ending balance	$406,667	91,992	661,223	392,039	34,212	8,952	60,650	47,939	54,867	1,758,541
Ending balance individually evaluated for impairment	$2,678	—	3,046	1,182	—	—	—	—	—	6,906
Ending balance collectively evaluated for impairment	$403,989	91,992	658,177	390,857	34,212	8,952	60,650	47,939	54,867	1,751,635

	In thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2016
Allowance for loan losses:
Beginning balance	$5,024	619	9,986	5,136	654	106	594	301	480	22,900
Provision	(400)	220	(399)	283	2	2	66	81	524	379
Charge-offs	(109)	—	(100)	(66)	—	—	—	(11)	(674)	(960)
Recoveries	56	—	54	34	2	4	15	15	232	412
Ending balance	$4,571	839	9,541	5,387	658	112	675	386	562	22,731
Ending balance individually evaluated for impairment	$196	—	120	—	—	—	—	—	—	316
Ending balance collectively evaluated for impairment	$4,375	839	9,421	5,387	658	112	675	386	562	22,415
Loans:
Ending balance	$393,268	109,410	689,695	297,315	46,314	9,193	56,038	40,301	54,891	1,696,425
Ending balance individually evaluated for impairment	$679	—	4,689	1,618	103	—	—	—	—	7,089
Ending balance collectively evaluated for impairment	$392,589	109,410	685,006	295,697	46,211	9,193	56,038	40,301	54,891	1,689,336

Summary of Carrying Balances of TDRs
The following table summarizes the carrying balances of TDRs at December 31, 2017 and December 31, 2016 (dollars in thousands):

	2017	2016
Performing TDRs	$2,250	3,277
Nonperforming TDRs	1,834	1,319
Total TDRs	$4,084	4,596

Troubled Debt Restructuring Categorized by Loan
The following table outlines the amount of each troubled debt restructuring categorized by loan classification for the years ended December 31, 2017 and 2016 (dollars in thousands):

	December 31, 2017			December 31, 2016
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	6	610	535	4	130	130
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	2	1,364	1,244
Construction	—	—	—	—	—	—
Farmland	1	86	86	1	103	103
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	1	3	3	2	17	17
Total	8	699	624	9	1,614	1,494